Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income (loss)	$ 236,597	$ (233,356)
Adjustments for:
Non-cash share-based compensation	0	16,237
Unrealized foreign exchange loss (gain)	153,930	(14,300)
Exploration and evaluation	779	8,896
Depletion and depreciation	1,385,910	1,047,904
Impairment loss	0	833,662
Non-cash financing and accretion	62,270	32,350
Non-cash other income	0	(1,271)
Unrealized financial derivatives (gain) loss	(654)	11,517
Cash premiums on derivatives	0	(2,263)
Loss on dispositions	1,220	141,295
Deferred income tax expense (recovery)	114,927	(297,629)
Asset retirement obligations settled	(28,793)	(26,416)
Change in non-cash working capital	(17,922)	(220,895)
Cash flows from operating activities	1,908,264	1,295,731
Financing activities
(Decrease) increase in credit facilities	(539,676)	477,387
Decrease in acquired credit facilities	0	(373,608)
Debt issuance costs	(25,023)	(40,424)
Payments on lease obligations	(15,510)	(11,527)
Net proceeds from issuance of long-term notes	780,936	1,046,197
Redemption of long-term notes	(580,913)	0
Redemption of acquired long-term notes	0	(569,256)
Repurchase of common shares	(222,200)	(221,932)
Dividends declared	(71,985)	(37,519)
Change in non-cash working capital	6,200	(3,068)
Cash flows (used in) from financing activities	(668,171)	266,250
Investing activities
Additions to oil and gas properties	(1,256,633)	(1,012,787)
Additions to other plant and equipment	(5,370)	(4,416)
Corporate acquisition, net of cash acquired	0	(662,579)
Property acquisitions	(52,415)	(38,914)
Proceeds from dispositions	46,495	160,256
Change in non-cash working capital	(11,375)	46,810
Cash flows used in investing activities	(1,279,298)	(1,511,630)
Change in cash	(39,205)	50,351
Cash, beginning of year	55,815	5,464
Cash, end of year	16,610	55,815
Supplementary information
Interest paid	200,218	153,224
Income taxes paid	$ 19,430	$ 3,603